                       Supplement Dated February 6, 2002
                        to the Pacific Funds Prospectus
                            dated December 31, 2001

                    This Supplement updates the Pacific Funds prospectus dated December 31, 2001 to reflect the following, and must be preceded or accompanied by the prospectus.

                   ------------------------------------------------------------
ABOUT THE FUNDS     The PERFORMANCE OF COMPARABLE ACCOUNTS section for each
                    Fund is replaced with the following updated information as of December 31, 2001:

-------------------------------------------------------------------------------
PERFORMANCE OF COMPARABLE ACCOUNTS
-------------------------------------------------------------------------------
PF AIM Blue Chip Fund

This fund has no    This chart does not show you the performance of the PF AIM
historical          Blue Chip Fund -- it shows the performance of a similar
performance to      account managed by AIM.
report because
it started on       -----------------------------------------------------------
October 1, 2001.    Annual total return/Average annual total returns for the
                    periods ending December 31, 2001
The chart to the
right shows the                     AIM-Managed                    S&P 500
historical          Year/Period     Mutual Fund, Class A (%)/1/    Index (%)/2/
performance of      -----------------------------------------------------------
the Class A         2001            (27.16)                        (11.88)
shares of a         2000            (14.27)                         (9.11)
mutual fund         1999             18.75                          21.04
managed by AIM.     1998             23.24                          28.58
The mutual fund     1997             24.65                          33.36
has investment      1996             16.96                          22.96
objectives,         1995             24.73                          37.58
policies and        1994             (1.08)                          1.32
strategies that     1993             (1.12)                         10.08
are substantially   1992             (3.02)                          7.62
similar to those    -----------------------------------------------------------
of the PF AIM       1 year          (27.16)                        (11.88)
Blue Chip Fund.     5 years           7.39                          10.70
                    10 years         10.12                          12.93
The performance     -----------------------------------------------------------
shows the
historical track    /1/ This column shows performance (calculated in accordance
record of the           with SEC standards) of a comparable AIM-Managed fund,
fund manager            after Class A advisory fees, operating expenses and
and is not              maximum front-end sales loads have been deducted,
intended to             including custody fees and other expenses normally
imply how the PF        paid by mutual funds and which the PF AIM Blue Chip
AIM Blue Chip           Fund will pay. The PF AIM Blue Chip Fund's fees and
Fund has                expenses are generally expected to be higher than
performed or            those reflected in the comparable fund which would
will perform.           reduce performance.
Total returns
represent past      /2/ This column shows performance of the S&P 500 Index, an
performance of          index of the stocks of approximately 500 large-
the Class A             capitalization U.S. companies. Results include
shares of the           reinvested dividends.
comparable
mutual fund and
not the PF AIM
Blue Chip Fund.

PF AIM Aggressive Growth Fund
This fund has no    This chart does not show you the performance of the PF AIM
historical          Aggressive Growth Fund -- it shows the performance of a
performance to      similar account managed by AIM.
report because
it started on       -----------------------------------------------------------
October 1, 2001.    Annual total returns/Average annual total returns for the
                    periods ending December 31, 2001
The chart to the
right shows the                     AIM-Managed                    Russell 2500
historical          Year/Period     Mutual Fund Class A (%)/1/     Index (%)/2/
performance of      -----------------------------------------------------------
the Class A         2001            (30.05)                         1.22
shares of a         2000             (2.67)                         4.27
mutual fund         1999             37.01                         24.15
managed by AIM.     1998             (0.79)                         0.38
The mutual fund     1997              6.08                         24.36
has investment      1996              8.06                         19.03
objectives,         1995             33.72                         31.70
policies and        1994             10.75                         (1.06)
strategies that     1993             24.76                         16.54
are                 1992             14.70                         16.19
substantially       -----------------------------------------------------------
similar to those    1 year          (30.05)                         1.22
of the PF AIM       5 years           4.24                         12.68
Aggressive          10 years         14.10                         14.00
Growth Fund.        -----------------------------------------------------------

The performance     /1/ This column shows performance (calculated in accordance
shows the               with SEC standards) of a comparable AIM-Managed fund,
historical track        after Class A advisory fees, operating expenses and
record of the           maximum front-end sales loads have been deducted,
fund manager            including custody fees and other expenses normally paid
and is not              by mutual funds and which the PF AIM Aggressive Growth
intended to             Fund will pay. The PF AIM Aggressive Growth Fund's fees
imply how the PF        and expenses are generally expected to be higher than
AIM Aggressive          those reflected in the comparable fund which would
Growth Fund has         reduce performance.
performed or
will perform.       /2/ This column shows performance of the Russell 2500
Total returns           Index, an index consisting of 2,500 of the smallest
represent past          companies in the Russell 3000 Index. Results include
performance of          reinvested dividends.
the Class A
shares of the
comparable
mutual fund and
not the PF AIM
Aggressive
Growth Fund.

PF INVESCO Health Sciences Fund
This fund has no    This chart does not show you the performance of the PF
historical          INVESCO Health Sciences Fund -- it shows the performance
performance to      of similar accounts managed by INVESCO.
report because
it started on       -----------------------------------------------------------
October 1, 2001.    Annual total returns/Average annual total returns for the
                    periods ending December 31, 2001
The chart to the
right shows the                       INVESCO Health Sciences      S&P 500
historical          Year/Period       Composite (%)/1/             Index (%)/2/
performance of      -----------------------------------------------------------
the INVESCO         2001              (14.39)                      (11.88)
Health Sciences     2000               26.13                        (9.11)
Composite. Each     1999                0.62                        21.04
of the two mutual   1998               43.40                        28.58
funds in the        1997               18.47                        33.36
composite as of     1996               11.41                        22.96
12/31/01 has        1995               58.89                        37.58
investment          1994                0.94                         1.32
objectives,         1993               (8.41)                       10.08
policies and        1992              (13.74)                        7.62
strategies that     -----------------------------------------------------------
are substantially   1 year            (14.39)                      (11.88)
similar to those    5 years            13.04                        10.70
of the PF INVESCO   10 years           10.05                        12.93
Health Sciences     -----------------------------------------------------------
Fund.
                    /1/ This column shows performance after annual advisory
The performance         fees and operating expenses charged to the accounts in
shows the               the composite have been deducted, including custody fees
historical track        and other expenses normally paid by mutual funds and
record of the           which the PF INVESCO Health Sciences Fund will pay. The
fund manager            mutual funds in the composite do not charge sales loads.
and is not              The PF INVESCO Health Sciences Fund's fees and expenses
intended to             are generally expected to be higher than those reflected
imply how the PF        in the composite which would reduce performance.
INVESCO Health
Sciences Fund       /2/ This column shows performance of the S&P 500 Index, an
has performed or        index of the stocks of approximately 500 large-
will perform.           capitalization U.S. companies. Results include
Total returns           reinvested dividends.
represent past
performance of
the composite
and not the PF
INVESCO Health
Sciences Fund.

PF INVESCO Technology Fund
This fund has no        This chart does not show you the performance of the PF
historical              INVESCO Technology Fund -- it shows the performance of
performance to          similar accounts managed by INVESCO.
report because
it started on           --------------------------------------------------------
October 1, 2001.        Annual total returns/Average annual total returns for
                        the periods ending December 31, 2001
The chart to the
right shows the                          INVESCO Technology        S&P 500
historical              Year/Period      Composite (%)/1/          Index (%)/2/
performance of          --------------------------------------------------------
the INVESCO             2001             (45.40)                   (11.88)
Technology              2000             (22.69)                    (9.11)
Composite. Each         1999             145.22                     21.04
of the two              1998              28.83                     28.58
mutual funds in         1997               8.85                     33.36
the composite as        1996              21.75                     22.96
of 12/31/01 has         1995              45.80                     37.58
investment              1994               5.27                      1.32
objectives,             1993              15.03                     10.08
policies and            1992              18.79                      7.62
strategies that         --------------------------------------------------------
are substantially       1 year           (45.40)                  (11.88)
similar to those        5 years            7.74                    10.70
of the PF               10 years          14.00                    12.93
INVESCO                 --------------------------------------------------------
Technology Fund.
                        /1/ This column shows performance after annual advisory
The performance             fees and operating expenses charged to the accounts
shows the                   in the composite have been deducted, including
historical track            custody fees and other expenses normally paid by
record of the               mutual funds and which the PF INVESCO Technology
fund manager                Fund will pay. The mutual funds in the composite do
and is not                  not charge sales loads. The PF INVESCO Technology
intended to                 Fund's fees and expenses are generally expected to
imply how the               be higher than those reflected in this composite
PF INVESCO                  which would reduce performance.
Technology Fund
has performed or        /2/ This column shows performance of the S&P 500 Index,
will perform.               an index of the stocks of approximately 500 large-
Total returns               capitalization U.S. companies. Results include
represent past              reinvested dividends.
performance of
the composite
and not the PF
INVESCO
Technology Fund.

PF Janus Strategic Value Fund
This fund has no        This chart does not show you the performance of the PF
historical              Janus Strategic Value Fund-- it shows the performance of
performance to          similar accounts managed by Janus.
report because
it started on           --------------------------------------------------------
October 1, 2001.        Annual total returns/Average annual total returns for
                        the periods ending December 31, 2001
The chart to the
right shows the                            Janus Strategic Value   S&P 500
historical              Period             Composite (%)/1/        Index (%)/2/
performance of          --------------------------------------------------------
the Janus               2001               (11.84)                 (11.88)
Strategic Value         2000/3/             (0.41)                 (11.14)
Composite. Each         --------------------------------------------------------
of the 8 advisory       1 year             (11.84)                 (11.88)
accounts in the         Since Inception/3/  (7.16)                 (13.05)
composite,              --------------------------------------------------------
including 5
mutual funds, as        /1/ This column shows performance after advisory fees
of 12/31/01, has            and operating expenses charged to the accounts in
investment                  the composite have been deducted. The mutual funds
objectives,                 in the composite do not charge sales loads. The PF
policies and                Janus Strategic Value Fund's fees and expenses are
strategies that             generally expected to be higher than those
are substantially           reflected in the composite which would reduce
similar to those            performance. The accounts in the composite other
of the PF Janus             than mutual funds were not subject to the
Strategic Value             investment limitations, diversification
Fund.                       requirements and other restrictions of the 1940 Act
                            or Subchapter M of the IRC, which, if imposed,
The performance             could have adversely affected the performance. The
shows the                   fees and expenses of the composite include
historical track            investment advisory fees, and transaction costs,
record of the               but, for the accounts other than the mutual funds,
fund manager and            do not include custody fees or other expenses
is not intended             normally paid by mutual funds and which the PF
to imply how the            Janus Strategic Value Fund will pay. If these fees
Janus Strategic             or expenses were included, returns would be lower.
Value Fund has
performed or will       /2/ This column shows the performance of the S&P 500
perform. Total              Index, an index of the stocks of approximately 500
returns represent           large-capitalization U.S. companies. Results
past performance            include reinvested dividends.
of the composite
and not the PF          /3/ The inception date of the composite was 4/1/00.
Janus Strategic             Total returns and expenses are not annualized for
Value Fund.                 the first year of operations.

PF Janus Growth LT Fund
This fund has no    This chart does not show you the performance of the PF
historical          Janus Growth LT Fund -- it shows the performance of
performance to      similar accounts managed by Janus.
report because it
started on          ------------------------------------------------------------
October 1, 2001.    Annual total returns/average annual total returns for the
                    periods ending December 31, 2001
The chart to the
right shows the                   Janus Diversified Growth        S&P 500
historical          Year/Period   Composite (%)/1/                Index (%)/2/
performance of      ------------------------------------------------------------
the Janus           2001          (29.61)                         (11.88)
Diversified         2000          (22.59)                          (9.11)
Growth Composite.   1999           96.36                           21.04
Each of the 46      1998           57.98                           28.58
advisory accounts   1997           11.85                           33.36
in the composite,   1996           17.54                           22.96
including 13        1995           33.63                           37.58
mutual funds, as    1994            9.91                            1.32
of 12/31/01 has     1993           19.14                           10.08
investment          1992           15.14                            7.62
objectives,         ------------------------------------------------------------
policies and        1 year        (29.61)                         (11.88)
strategies that     5 years        13.58                           10.70
are substantially   10 years       16.17                           12.93
similar to those    ------------------------------------------------------------
of the PF Janus
Growth LT Fund.     /1/ This column shows performance after advisory fees and
                        operating expenses charged to the accounts in the
The performance         composite have been deducted. The PF Janus Growth LT
shows the               Fund's fees and expenses are generally expected to be
historical track        higher than those reflected in this composite which
record of the           would reduce performance. Accounts in the composite
fund manager            other than mutual funds, were not subject to the
and is not              investment limitations, diversification requirements
intended to             and other restrictions of the 1940 Act or Subchapter M
imply how the           of the IRC, which, if imposed, could have adversely
PF Janus Growth         affected the performance. The composite reflects
LT Fund has             investment advisory fees and transaction costs, but,
performed or            for the accounts other than the mutual funds, does not
will perform.           include custody fees or other expenses normally paid by
Total returns           mutual funds and which the PF Janus Growth LT Fund will
represent past          pay. If these expenses were included, returns would be
performance of          lower. The composite does not reflect the deduction of
the composite           mutual fund sales loads, if applicable. If sales loads
and not the PF          were reflected, the annualized returns for the one,
Janus Growth LT         five and ten year periods ending 12/31/01 would have
Fund.                   been (29.61)%, 13.58%, and 16.00%, respectively.

                    /2/ This column shows performance of the S&P 500 Index,
                        index of the stocks of approximately 500 large-capitalization U.S. companies. Results include reinvested dividends.

PF Lazard International Value Fund
This fund has no    This chart does not show you the performance of the PF
historical          Lazard International Value Fund -- it shows the
performance to      performance of similar accounts managed by Lazard.
report because it
started on          ------------------------------------------------------------
October 1, 2001.    Annual total returns/average annual total returns for the
                    periods ending December 31, 2001
This chart shows
the historical                   Lazard International               MSCI EAFE
performance of      Year/Period  Equity Select Composite (%)/1,2/   Index (%)/2/
the Lazard          ------------------------------------------------------------
International       2001          (19.69)                            (21.21)
Equity Select       2000            3.19                             (13.96)
Composite as        1999           20.19                              27.30
prepared for        1998           23.74                              20.33
Pacific Funds.      1997           18.91                               2.06
Each of the 192     1996           12.09                               6.36
advisory accounts   1995            6.00                              11.55
in the composite    1994/3/         1.24                               7.80
as of 12/31/01,     ------------------------------------------------------------
including 3         1 year        (19.69)                            (21.21)
mutual funds, has   3 years        (0.13)                             (4.79)
investment          5 years         7.94                               1.17
objectives,         Since
policies and        Inception/3/    7.34                               3.91
strategies that     ------------------------------------------------------------
are substantially
similar to those    /1/ This column shows performance after advisory fees and
of the PF Lazard        operating expenses charged to the accounts in the
International           composite have been deducted. The PF Lazard
Value Fund.             International Value Fund's fees and expenses are
                        generally expected to be higher than those reflected
The composite           in this composite as prepared for Pacific Funds, which
performance shows       would reduce performance. Accounts in the composite,
the historical          other than mutual funds, were not subject to the
track record of         investment limitations, diversification requirements,
the fund manager        and other restrictions of the 1940 Act or Subchapter M
and is not              of the IRC, which, if imposed could have adversely
intended to imply       affected the performance. The composite reflects
how the PF Lazard       investment advisory fees and transactions costs, but,
International           for the accounts other than the mutual fund, does not
Value Fund has          include custody fees or other expenses normally paid
performed or will       by mutual funds and which the PF Lazard International
perform. Total          Value Fund will pay. If these expenses were included,
returns represent       returns would be lower. The composite does not reflect
past performance        the deduction of mutual fund sales loads, if
of the composite        applicable. If sales loads were reflected, the
and not the PF          annualized returns for the one, three and five year
Fund.                   and since inception periods ending 12/31/01 would have
                        been (19.69)%, (0.13)%, 7.94% and 7.34%, respectively.
The PF Lazard
International       /2/ This column shows the performance of the MSCI EAFE
Value Fund will         Index, an index of stocks from 21 countries in Europe,
invest primarily        Australia, New Zealand and Asia. Results include
in ordinary             reinvested dividends.
shares. Prior to
5/1/01 the          /3/ The inception date of the composite was 1/1/94.
composite
consisted of
accounts that
invested in ADRs
(U.S. dollar-
denominated
securities).
Lazard believes
that investing
all of the
accounts in
ordinary shares
would have
produced
substantially the
same performance.

PF MFS Mid-Cap Growth Fund
This fund has no    This chart does not show you the performance of the PF MFS
historical          Mid-Cap Growth Fund -- it shows the performance of similar
performance to      accounts managed by MFS.
report because
it started on       -----------------------------------------------------------
October 1, 2001.    Annual total returns/Average annual total returns for the
                    periods ending December 31, 2001
The chart to the
right shows the                        MFS Mid-Cap Growth Russell Midcap Growth
historical          Year/Period        Composite (%)/1/   Index (%)/2/
performance of      -----------------------------------------------------------
the MFS Mid-Cap     2001               (21.39)            (20.15)
Growth              2000                 8.87             (11.75)
Composite. Each     1999                74.90              51.29
of the 41           1998                20.20              17.86
advisory            1997                24.78              22.54
accounts in the     1996                10.90              17.48
composite,          1995                41.57              33.98
including four      1994/3/             (3.18)             (1.39)
mutual funds, as    -----------------------------------------------------------
of 12/31/01, has    1 year             (21.39)            (20.15)
investment          3 years             14.39               2.16
objectives,         5 years             17.55               9.02
policies and        Since Inception/3/  18.45              12.77
strategies that     -----------------------------------------------------------
are
substantially       /1/ This column shows performance after average advisory
similar to those        fees and operating expenses charged to the accounts in
of the PF MFS           the composite have been deducted. The PF MFS Mid-Cap
Mid-Cap Growth          Growth Fund's fees and expenses are generally expected
Fund.                   to be higher than those reflected in this composite
                        which would reduce performance. Accounts in the
The performance         composite other than mutual funds, were not subject to
shows the               the investment limitations, diversification
historical track        requirements, and other restrictions of the 1940 Act or
record of the           Subchapter M of the IRC, which, if imposed could have
fund manager            adversely affected the performance. The composite
and is not              reflects investment advisory fees and transactions
intended to             costs, but, for the accounts other than the mutual
imply how the           fund, does not include custody fees or other expenses
PF MFS Global           normally paid by mutual funds and which the PF MFS Mid-
Growth Fund has         Cap Growth Fund will pay. If these expenses were
performed or            included, returns would be lower. The composite does
will perform.           not reflect the deduction of mutual fund sales loads,
Total returns           if applicable. If sales loads were reflected, the
represent past          annualized returns for the one, three and five year and
performance of          since inception periods ending 12/31/01 would have been
the composite           (21.54)%, 14.22% and 16.88% and 17.98%, respectively.
and not the PF
MFS Global          /2/ This column shows performance of the Russell Midcap
Growth Fund.            Growth Index, an index consisting of 800 of the
                        smallest companies in the Russell 1000 Index. Results
                        include reinvested dividends.

                    /3/ The inception date of the composite was October 1,
                        1994. Total returns and expenses are not annualized for the first year of operations.

PF MFS Global Growth Fund
This fund has no    This chart does not show you the performance of the PF MFS
historical          Global Growth Fund -- it shows the performance of similar
performance to      accounts managed by MFS.
report because
it started on       ------------------------------------------------------------
October 1, 2001.    Annual total returns/Average annual total returns for the
                    periods ending December 31, 2001
The chart to the
right shows the                                            MSCI All Country
historical                              MFS Global Growth  World Free
performance of      Year/Period         Composite (%)/1/   Index (%)/2/
the MFS Global      ------------------------------------------------------------
Growth Composite.   2001                (18.97)            (15.91)
Each of the five    2000                (12.42)            (13.94)
mutual funds in     1999                 64.87              26.82
the composite as    1998                 11.82              21.97
of 12/31/01 has     1997                 15.40              15.00
investment          1996                 14.19              13.20
objectives,         1995                 17.07              19.46
policies and        1994/3/               3.55               5.03
strategies that     ------------------------------------------------------------
are substantially   1 year              (18.97)            (15.91)
performance         3 years               5.38              (2.82)
similar to those    5 years               8.59               5.18
of the PF MFS       Since Inception/3/    9.65               7.83
Global Growth       ------------------------------------------------------------
Fund.
                    /1/ This column shows performance after average advisory
The performance         fees and operating expenses charged to the accounts in
shows the               the composite have been deducted, including custody
historical track        fees and other expenses normally paid by mutual funds
record of the           and which the PF MFS Global Growth Fund will pay. The
fund manager and        PF MFS Global Growth Fund's fees and expenses are
is not intended         generally expected to be higher than those reflected in
to imply how the        this composite which would reduce performance. The
PF MFS Global           composite does not reflect the deduction of mutual fund
Growth Fund has         sales loads, if applicable. If sales loads were
performed or            reflected, the annualized returns for the one, three
will perform.           and five year and since inception periods ending
Total returns           12/31/01 would have been (19.42)%, 4.78% and 7.93% and
represent past          8.29%, respectively.
performance of
the composite       /2/ This column shows performance of the MSCI All Country
and not the PF          World Free Index, an index of stocks from 23 developed
MFS Global              markets and 26 emerging markets. Results include
Growth Fund.            reinvested dividends.

                    /3/ The inception date of the composite was January 1,
                        1994.

PF PIMCO Managed Bond Fund
This fund has no    This chart does not show you the performance of the PF PIMCO
historical          Managed Bond Fund -- it shows the performance of similar
performance to      accounts managed by PIMCO.
report because
it started on       ----------------------------------------------------------------
October 1, 2001.    Annual total returns/Average annual total returns for the
                    periods ending December 31, 2001
The chart to the
right shows the                                                  Lehman Brothers
historical                        PIMCO Total Return             Government/
performance of a    Year/Period   Full Authority Accounts (%)/1/ Credit Index (%)/2/
composite of        ----------------------------------------------------------------
PIMCO Total         2001           9.26                           8.50
Return Full         2000          11.93                          11.84
Authority           1999          (0.56)                         (2.15)
Accounts. Each of   1998           9.67                           9.47
the 233 advisory    1997          10.37                           9.76
accounts in the     1996           5.31                           2.90
composite,          1995          20.41                          19.24
including           1994          (3.62)                         (3.51)
20 mutual funds     1993          12.80                          11.03
as of 12/31/01      1992           9.33                           7.58
has investment      ----------------------------------------------------------------
objectives,         1 year         9.26                           8.50
policies and        5 years        8.04                           7.37
strategies that     10 years       8.29                           7.27
are substantially   ----------------------------------------------------------------
similar to those
of the PF PIMCO     /1/ This column shows performance after actual advisory fees
Managed Bond            and operating expenses charged to the accounts in the
Fund. This              composite have been deducted. The PF PIMCO Managed Bond
composite was           Fund's fees and expenses are generally expected to be
created for this        higher than those reflected in this composite which would
presentation to         reduce performance. Accounts in the composite, other than
provide                 mutual funds, were not subject to the investment
information             limitations, diversification requirements and other
supplementary to        restrictions of the 1940 Act or Subchapter M of the IRC,
PIMCO's Total           which, if imposed, could have adversely affected the
Return Full             performance. The composite reflects investment advisory
Authority               fees and transaction costs, but, for the accounts other
Composite which         than the mutual funds, does not include custody fees or
does not include        other expenses normally paid by mutual funds and which
mutual funds.           the PF PIMCO Managed Bond Fund will pay. If these expenses were included, returns would be lower. The composite does
The performance         not reflect the deduction of mutual fund sales loads, if
shows the               applicable. If sales loads were reflected, the annualized
historical track        returns for the one, five and ten year periods ending
record of the           12/31/01 would have been 7.38%, 7.70%, and 8.14%,
fund manager            respectively.
and is not
intended to         /2/ This column shows performance of the Lehman Brothers
imply how the PF        Government/Credit Index. The Government Index includes U.S.
PIMCO Managed           Treasury and agency obligations. The Credit Index includes
Bond Fund has           publicly issued U.S. corporate and foreign debentures and
performed or            secured notes that meet specified maturity, liquidity, and
will perform.           quality requirements.
Total returns
represent past
performance of
the composite and
not the PF PIMCO
Managed Bond Fund.

PF Pacific Life Money Market Fund
This fund has no    This chart does not show you the performance of the PF
historical          Pacific Life Money Market Fund -- it shows the performance of
performance to      a similar account managed by Pacific Life.
report because
it started on       ----------------------------------------------------------------
October 1, 2001.    Annual total returns/Average annual total returns for the
                    periods ending December 31, 2001
The chart to the
right shows the                                                  Merrill Lynch
historical                        Pacific Select Fund Money      3-month U.S.
performance of      Year/Period   Market Portfolio (%)/1/        T-Bill Index (%)/2/
the Pacific         ----------------------------------------------------------------
Select Fund         2001           3.86                           4.42
Money Market        2000           6.18                           6.18
Portfolio. The      1999           4.94                           4.85
mutual fund has     1998           5.29                           5.23
investment          1997           5.28                           5.33
objectives,         1996           5.07                           5.31
policies and        1995           5.54                           6.03
strategies that     1994           3.76                           4.19
are                 1993           2.58                           3.19
substantially       1992           3.22                           3.93
similar to those    ----------------------------------------------------------------
of the PF Pacific   1 year         3.86                           4.42
Life Money Market   5 years        5.11                           5.20
Fund.               10 years       4.57                           4.86
                    ----------------------------------------------------------------
The performance
shows the           /1/ This column shows performance (calculated in accordance with
historical record       SEC standards) of the Pacific Select Fund Money Market
of the fund             Portfolio after advisory fees, operating expenses, and sales
manager and is not      loads if applicable, of the Pacific Select Fund Money Market
intended to imply       Portfolio have been deducted, including custody fees and
how the PF Pacific      other expenses normally paid by mutual funds and which the
Life Money Market       PF Pacific Life Money Market Fund will pay. The PF Pacific
Fund has performed      Life Money Market Fund's fees and expenses are generally
or will perform.        expected to be higher than those reflected in the Pacific
Total returns           Select Fund Money Market Portfolio which would reduce
represent past          performance.
performance of
the Pacific Select  /2/ This column shows performance of the Merrill Lynch 3-month
Fund Money Market       U.S. T-Bill Index, an index comprised of a single Treasury
Portfolio and not       bill purchased at the beginning of the month and held for
the PF Pacific          a full month then sold and rolled into a newly selected
Life Money Market       issue.
Fund.

PF Putnam Equity Income Fund
This fund has no    This chart does not show you the performance of the PF
historical          Putnam Equity Income Fund -- it shows the performance of a
performance to      similar account managed by Putnam.
report because
it started on       -----------------------------------------------------------
December 31,        Annual total returns/Average annual total returns for the
2001.               periods ending December 31, 2001

This chart to the              Putnam-managed               Russell 1000
right shows the     Period     Mutual Fund, Class A (%)/1/  Value Index (%)/2/
historical          -----------------------------------------------------------
performance of      2001        (7.23)                       (5.59)
Class A shares of   2000         6.65                         7.01
a Putnam-managed    1999        (4.73)                        7.35
mutual fund that    1998         6.19                        15.63
has investment      1997        19.19                        35.18
objectives,         1996        14.32                        21.64
policies and        1995        26.89                        38.36
strategies that     1994        (4.53)                       (1.98)
are substantially   1993         9.90                        18.07
similar to those    1992        (1.25)                       13.58
of the PF Putnam    -----------------------------------------------------------
Equity Income       1 year      (7.23)                       (5.59)
Fund.               5 years      8.62                        11.14
                    10 years    11.81                        14.13
The performance     -----------------------------------------------------------
shows the
historical track    /1/ This column shows performance (calculated in
record of the           accordance with SEC standards) of a comparable Putnam
fund manager and        managed fund, after Class A advisory fees, operating
is not intended         expenses and maximum front-end sales loads have been
to imply how the        deducted, including custody fees and other expenses
PF Putnam Equity        normally paid by mutual funds and which the PF Putnam
Income Fund has         Equity Income Fund will pay. The PF Putnam Equity Income
performed or will       Fund's fees and expenses are generally expected to be
perform. Total          higher than those reflected in the comparable fund which
returns represent       would reduce performance.
past performance
of Class A shares   /2/ The Russell 1000 Value Index shows the performance of
of the comparable       companies with a less-than-average growth orientation.
mutual fund and         Companies in this Index have lower price-to-book and
not the Putnam PF       price-earnings ratios, higher dividend yields and lower
Equity Income           forecasted growth rates than companies in the Russell
Fund.                   1000 Growth Index.

PF Putnam Research Fund
This fund has no    This chart does not show you the performance of the PF
historical          Putnam Research Fund -- it shows the performance of
performance to      similar accounts managed by Putnam.
report because
it started on       -----------------------------------------------------------
December 31,        Annual total returns/Average annual total returns for the
2001.               periods ending December 31, 2001

This chart to the                 Putnam Research             S&P 500
right shows the     Period        Composite (%)/1/            Index (%)/2/
historical          -----------------------------------------------------------
performance of      2001          (18.89)                     (11.88)
the Putnam          2000           (2.88)                      (9.11)
Research            1999           26.57                       21.04
Composite. Each     1998           28.39                       28.58
of the 2 mutual     1997           31.83                       33.36
fund accounts in    1996           22.26                       22.96
the composite, as   1995/3/         6.53                        6.40
of 12/31/01, has    -----------------------------------------------------------
investment          1 year        (18.89)                     (11.88)
objectives,         3 year          0.44                       (1.03)
policies and        5 year         11.75                       10.70
strategies that     Since
are substantially   Inception/3/   14.38                       13.42
similar to those    -----------------------------------------------------------
of the PF Putnam
Research Fund.      /1/ This column shows performance after advisory fees and
                        operating expenses charged to the accounts in the
The performance         composite have been deducted. The PF Putnam Research
shows the               Fund's fees and expenses are generally expected to be
historical track        higher than those reflected in this composite, which
record of the           would reduce performance. The composite does not
fund manager and        reflect the deduction of mutual fund sales loads, if
is not intended         applicable. If sales loads were reflected, the
to imply how the        annualized returns for the one, three and five year and
PF Putnam               since inception periods ending 12/31/01 would have been
Research Fund has       (23.55)%, (1.53)%, 10.43% and 13.29%, respectively.
performed or will
perform. Total      /2/ This column shows the performance of the S&P 500
returns represent       Index, an index of the stocks of approximately 500
past performance        large-capitalization U.S. companies. Results include
of the composite        reinvested dividends.
and not the
Putnam PF           /3/ The inception date of the composite was 10/31/95.
Research Fund.          Total returns and expenses are not annualized for the
                        first year of operations.

PF Salomon Brothers Large-Cap Value Fund
This fund has no    This chart does not show you the performance of the PF
historical          Salomon Brothers Large-Cap Value Fund -- it shows the
performance to      performance of similar accounts managed by SaBAM.
report because
it started on       -----------------------------------------------------------
October 1, 2001.    Annual total returns/Average annual total returns for the
                    periods ending December 31, 2001
The chart to the
right shows the                         Salomon Brothers
past performance                        Strategic Large-Cap         S&P 500
of the Salomon      Year/Period         Composite (%)/1/            Index (%)/2/
Brothers            ------------------------------------------------------------
Strategic           2001                (4.00)                      (11.88)
Large-Cap Value     2000                15.28                        (9.11)
Composite. Each     1999                11.62                        21.04
of the six          1998                15.47                        28.58
advisory            1997                26.47                        33.36
accounts in the     1996                30.55                        22.96
composite,          1995                35.48                        37.58
including five      1994                (1.26)                        1.32
mutual funds as     1993                15.17                        10.08
of 12/31/01 has     1992                 7.44                         7.62
investment          ------------------------------------------------------------
objectives,         1 year              (4.00)                      (11.88)
policies and        5 years             12.52                        10.70
strategies that     10 years            14.57                        12.93
are                 ------------------------------------------------------------
substantially
similar to those    /1/ This column shows performance after advisory fees and
of the                  operating expenses charged to the accounts in the
PF Salomon              composite have been deducted. The PF Salomon Large-Cap
Brothers Large-         Value Fund's fees and expenses are generally expected
Cap Value Fund.         to be higher than those reflected in this composite
                        which would reduce performance. Accounts in the
The performance         composite, other than mutual funds, were not subject to
shows the               the investment limitations, diversification
historical track        requirements, and other restrictions of the 1940 Act or
record of the           Subchapter M of the IRC, which, if imposed could have
fund manager            adversely affected the performance. The composite
and is not              reflects investment advisory fees and transactions
intended to             costs, but, for the account other than the mutual
imply how the           funds, does not include custody fees or other expenses
PF Salomon              normally paid by mutual funds and which the PF Salomon
Brothers Large-         Large-Cap Value Fund will pay. If these expenses were
Cap Value Fund          included, returns would be lower. The composite does
has performed or        not reflect the deduction of mutual fund sales loads,
will perform.           if applicable. If sales loads were reflected, the
Total returns           annualized returns for the one, three and five year and
represent past          since inception periods ending 12/31/01 would have been
performance of          (4.55)%, 11.00% and 13.80%, respectively.
the composite
and not the PF      /2/ This column shows performance of the S&P 500, an index
Salomon Brothers        of the stocks of approximately 500 large-capitalization
Large-Cap               U.S. companies. Results include reinvested dividends.
Value Fund.

                    ------------------------------------------------------------
INFORMATION FOR     The Front-end sales charge and CDSC waivers section is
INVESTORS           amended by adding the following to the list of Class A
                    shares that may be purchased without a front-end sales
                    charge, after "certain qualified plans":

                    . Montana residents purchasing shares directly from
                      Pacific Funds under the Montana Family Education Savings
                      Program.
                    . Individuals purchasing shares under a qualified tuition
                      program with the proceeds from a transfer or rollover from another qualified tuition program within the last 60 days on which an initial or contingent deferred sales charge was paid.


Form No. 3088-2A